Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of securities and businesses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities	€ 17	€ (5)	€ 59
Fime [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Gains (losses) on disposal of investments and activities			€ 49